Cost of Services (Tables)	12 Months Ended
Dec. 31, 2023
Cost of Services [Abstract]
Schedule of Cost of Services
	December 31, 2021	December 31, 2022	December 31, 2023
	RM	RM	RM	USD
Consultant fee	9,982,074	1,884,806	11,075,069	2,413,237
IT expenses	204,903	5,724,360	1,098,800	239,426
Subscription fee	94,141	14,125	140,982	30,720
Referral fee	-	-	2,534,502	552,263
Others	18,933	32,598	534,664	116,503
Total	10,300,051	7,655,889	15,384,017	3,352,149